FUTURE MINIMUM LEASE RENTALS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future minimum lease rentals
2014	$ 140,666
2015	121,037
2016	112,876
2017	103,569
2018	80,248
Thereafter	350,836
Total	909,232
Governmental Tenants
Future minimum lease rentals
2014	55,702
2015	43,171
2016	42,084
2017	39,001
2018	37,256
Thereafter	164,458
Total	381,672
Other Tenants
Future minimum lease rentals
2014	84,964
2015	77,866
2016	70,792
2017	64,568
2018	42,992
Thereafter	186,378
Total	$ 527,560